Investment Risks - Adirondack Small Cap Fund	Aug. 01, 2026
Prospectus [Line Items]
Risk [Text Block]	Principal Risks of Investing in the Fund
Risks In General [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks in General

Domestic economic growth and market conditions, interest rate levels, political events, international conflicts, tariffs and trade wars, climate change and climate-related events, and global pandemics are among the factors affecting the Fund’s investments.  There is risk that these and other factors may adversely affect the Fund’s performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  You may lose money by investing in the Fund.

Risks Of Investing In Common Stocks [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing.  These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Risks [Member]
Prospectus [Line Items]
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Foreign Risk

To the extent the Fund invests in foreign securities by purchasing ADRs, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Risks Of Smallersized Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Smaller-Sized Companies

To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than larger companies. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Value Investing Risks [Member]
Prospectus [Line Items]
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Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing may also involve the purchase of securities that are disfavored in the market or companies whose value the Advisor believes is not fully recognized by the investing public. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk

Stocks within the same group of industries may decline in price due to sector-specific market or economic developments.  If the Advisor invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Similarly, focusing on investments in certain industries subjects the Fund to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Fund Managemnt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund Management Risk

The Advisor’s strategy of investing in undervalued securities may fail.  The Advisor may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors. The Fund may underperform and you may lose money.

General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Domestic economic growth and market conditions, interest rate levels, political events, international conflicts, tariffs and trade wars, climate change and climate-related events, and global pandemics are among the factors affecting the Fund’s investments. There is risk that these and other factors may adversely affect the Fund’s performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Common Stocks Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change
Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	To the extent the Fund invests in foreign securities by purchasing ADRs, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues
Small Sized Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than larger companies. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience
Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing may also involve the purchase of securities that are disfavored in the market or companies whose value the Advisor believes is not fully recognized by the investing public. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stocks within the same group of industries may decline in price due to sector-specific market or economic developments. If the Advisor invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Similarly, focusing on investments in certain industries subjects the Fund to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment
Fund Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The Advisor’s strategy of investing in undervalued securities may fail. The Advisor may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors. The Fund may underperform and you may lose money
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund